AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 93.5%
Common Stocks — 62.0%
Argentina — 0.4%
MercadoLibre, Inc.*	14,463	$21,291,561
Australia — 0.9%
Aurizon Holdings Ltd.	223,682	663,549
CSL Ltd.	29,638	5,983,411
Domino’s Pizza Enterprises Ltd.	225,885	16,556,244
Fortescue Metals Group Ltd.	349,376	5,332,743
Goodman Group, REIT	257,527	3,548,752
Mineral Resources Ltd.	49,554	1,439,661
Rio Tinto PLC	95,823	7,337,074
Santos Ltd.	310,691	1,687,325
Wesfarmers Ltd.	102,023	4,093,595
		46,642,354
Austria — 0.1%
OMV AG	31,678	1,602,450
Raiffeisen Bank International AG*	58,570	1,287,513
		2,889,963
Belgium — 0.1%
Ageas SA/NV	41,037	2,474,814
Etablissements Franz Colruyt NV	17,107	1,021,907
Sofina SA	1,605	543,570
UCB SA	26,268	2,503,889
		6,544,180
Bermuda — 0.0%
Triton International Ltd.	12,883	708,436
Brazil — 0.3%
StoneCo Ltd. (Class A Stock)*	290,207	17,766,472
XP, Inc. (Class A Stock)*	3,504	131,996
		17,898,468
Canada — 2.1%
Aecon Group, Inc.	6,786	104,919
Algonquin Power & Utilities Corp.	14,572	230,865
Alimentation Couche-Tard, Inc. (Class B Stock)(a)	357,701	11,533,417
Ballard Power Systems, Inc.*(a)	221,295	5,386,320
BCE, Inc.	47,582	2,147,949
Boyd Group Services, Inc.	744	126,066
Canadian Apartment Properties REIT, REIT	30,140	1,291,749
Canadian Natural Resources Ltd.	14,364	444,053
Canadian Pacific Railway Ltd.	22,039	8,417,856
Canadian Tire Corp. Ltd. (Class A Stock)	17,713	2,513,535
Canadian Utilities Ltd. (Class A Stock)	4,088	109,755
Cogeco Communications, Inc.	10,191	956,901
Constellation Software, Inc.	7,595	10,606,771
Dollarama, Inc.	83,115	3,671,954
Empire Co. Ltd. (Class A Stock)	6,046	188,496
Enbridge, Inc.	95,010	3,461,095
Fortis, Inc.	4,086	177,297
George Weston Ltd.	17,580	1,556,698
Hydro One Ltd., 144A	48,999	1,141,244
iA Financial Corp., Inc.	22,796	1,239,477
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Intact Financial Corp.	1,624	$199,010
Keyera Corp.	53,193	1,105,595
Linamar Corp.	19,846	1,170,041
Loblaw Cos. Ltd.	43,568	2,433,734
Magna International, Inc.	60,424	5,321,659
Manulife Financial Corp.	283,008	6,087,138
Metro, Inc.	48,388	2,207,435
Northland Power, Inc.	35,235	1,277,118
Nutrien Ltd. (XTSE)	25,331	1,364,613
Nutrien Ltd. (NYSE)(a)	9,611	517,937
Onex Corp.	1,461	90,866
Open Text Corp.	41,680	1,987,320
Power Corp. of Canada(a)	119,153	3,131,713
Quebecor, Inc. (Class B Stock)	44,047	1,182,578
Sagen MI Canada, Inc.	23,788	822,462
Shopify, Inc. (Class A Stock) (NYSE)*	7,942	8,787,823
Shopify, Inc. (Class A Stock) (XTSE)*	5,744	6,341,528
TC Energy Corp.	50,077	2,295,644
Teck Resources Ltd. (Class B Stock)(a)	117,793	2,256,129
TFI International, Inc.	22,108	1,657,176
		105,543,936
China — 1.7%
Alibaba Group Holding Ltd., ADR*	115,183	26,115,441
New Oriental Education & Technology Group, Inc., ADR*	202,300	2,832,200
Prosus NV*	95,471	10,668,858
SITC International Holdings Co. Ltd.	356,000	1,218,611
TAL Education Group, ADR*	48,058	2,587,923
Tencent Holdings Ltd.	332,202	26,418,444
Tencent Music Entertainment Group, ADR*(a)	667,541	13,677,915
Yangzijiang Shipbuilding Holdings Ltd.	2,095,000	2,004,759
		85,524,151
Denmark — 1.9%
Ambu A/S (Class B Stock)	790,200	37,248,904
Carlsberg A/S (Class B Stock)	13,251	2,036,011
Coloplast A/S (Class B Stock)	6,760	1,017,474
DSV Panalpina A/S	81,341	15,981,559
Netcompany Group A/S, 144A	214,210	20,426,500
Novo Nordisk A/S (Class B Stock)	160,085	10,781,758
Orsted A/S, 144A	30,486	4,937,087
Royal Unibrew A/S	10,231	1,070,722
Vestas Wind Systems A/S	5,468	1,125,476
		94,625,491
Finland — 0.1%
Kesko OYJ (Class B Stock)	46,790	1,432,270
Neste OYJ	34,797	1,846,704
Valmet OYJ	53,289	1,940,217
		5,219,191
France — 1.1%
Alten SA*	4,504	528,970
Atos SE*	31,980	2,499,487
AXA SA	91,897	2,468,246
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Bouygues SA	79,365	$3,184,196
Cie Generale des Etablissements Michelin SCA	30,208	4,525,219
Credit Agricole SA*	103,170	1,496,969
Eiffage SA*	24,634	2,468,494
Faurecia SE*	48,464	2,589,829
Hermes International	647	716,965
Ipsen SA	13,345	1,145,826
Klepierre SA, REIT(a)	44,256	1,032,695
LVMH Moet Hennessy Louis Vuitton SE	6,541	4,365,297
Orange SA	290,364	3,579,074
Sanofi	68,783	6,802,392
Schneider Electric SE	41,525	6,345,059
Teleperformance	15,685	5,730,470
TOTAL SE	91,325	4,260,641
Unibail-Rodamco-Westfield, REIT*	47,836	3,878,119
		57,617,948
Germany — 1.6%
Aareal Bank AG*	29,148	827,125
adidas AG*	24,054	7,515,460
Aroundtown SA	249,337	1,776,424
Bayerische Motoren Werke AG	24,441	2,539,850
Bechtle AG	80,001	15,018,980
Deutsche Bank AG*	37,310	447,240
Deutsche Pfandbriefbank AG, 144A*	86,482	1,008,430
Deutsche Telekom AG	246,192	4,965,030
GRENKE AG(a)	56,561	2,144,708
HeidelbergCement AG	13,870	1,261,175
HOCHTIEF AG	12,519	1,122,558
Infineon Technologies AG	520,661	22,206,160
Merck KGaA	21,502	3,676,990
SAP SE	34,773	4,268,242
TAG Immobilien AG*	38,444	1,098,767
Zalando SE, 144A*	96,461	9,478,863
		79,356,002
Hong Kong — 0.5%
AIA Group Ltd.	1,077,837	13,216,472
Hong Kong Exchanges & Clearing Ltd.	55,300	3,276,604
Kerry Properties Ltd.	482,500	1,565,232
Swire Pacific Ltd. (Class A Stock)	287,000	2,174,110
Techtronic Industries Co. Ltd.	160,000	2,745,401
Xinyi Glass Holdings Ltd.	650,000	2,131,385
		25,109,204
India — 0.4%
HDFC Bank Ltd., ADR*(a)	286,700	22,273,723
Ireland — 0.2%
AerCap Holdings NV*	40,733	2,392,657
Kingspan Group PLC	89,709	7,576,550
		9,969,207
Israel — 0.7%
Cognyte Software Ltd.*	28,240	785,354
Delek Group Ltd.*	21,133	1,066,117
	Shares	Value
Common Stocks (continued)
Israel (cont’d.)
Plus500 Ltd.	44,792	$865,944
Wix.com Ltd.*	112,047	31,285,763
		34,003,178
Italy — 0.3%
Davide Campari-Milano NV	61,295	687,282
Enel SpA	626,890	6,220,768
Hera SpA	314,947	1,212,406
Poste Italiane SpA, 144A	268,794	3,425,894
UniCredit SpA*	205,259	2,178,282
Unipol Gruppo SpA*	154,986	867,949
		14,592,581
Japan — 2.5%
AGC, Inc.	59,600	2,506,938
BayCurrent Consulting, Inc.	6,700	1,535,289
Chubu Electric Power Co., Inc.	118,700	1,527,153
Dai Nippon Printing Co. Ltd.	185,100	3,892,760
Daiwa House Industry Co. Ltd.	71,200	2,090,963
Fuji Media Holdings, Inc.	74,000	909,133
Hitachi Ltd.	72,300	3,277,575
Honda Motor Co. Ltd.	153,400	4,612,458
ITOCHU Corp.	103,100	3,346,746
Japan Post Bank Co. Ltd.(a)	197,700	1,902,398
KDDI Corp.	154,700	4,747,427
Keyence Corp.	11,179	5,097,056
Konica Minolta, Inc.	619,700	3,379,853
M3, Inc.	31,400	2,156,012
Marubeni Corp.	436,900	3,642,065
Mebuki Financial Group, Inc.	565,600	1,335,905
Medipal Holdings Corp.	48,200	926,216
Mitsubishi Corp.	124,600	3,529,334
Mitsubishi UFJ Financial Group, Inc.	577,600	3,067,858
Mitsui & Co. Ltd.	243,700	5,076,923
Mizuho Financial Group, Inc.	270,200	3,873,319
MonotaRO Co. Ltd.	168,586	4,580,305
Nagoya Railroad Co. Ltd.*	33,700	803,265
NEC Corp.	48,200	2,847,591
NGK Spark Plug Co. Ltd.	69,500	1,203,877
Nippon Telegraph & Telephone Corp.	216,700	5,554,478
Nomura Holdings, Inc.	555,600	2,923,818
Nomura Real Estate Holdings, Inc.	43,800	1,056,429
Obayashi Corp.	115,100	1,059,161
Rengo Co. Ltd.	77,300	672,528
Ricoh Co. Ltd.(a)	315,200	3,215,254
Sanwa Holdings Corp.	63,100	831,159
Sawai Pharmaceutical Co. Ltd.	19,500	948,992
Sekisui House Ltd.	97,300	2,093,431
Seven & i Holdings Co. Ltd.	12,200	492,327
Shimano, Inc.	7,500	1,792,891
Shimizu Corp.	188,000	1,526,155
Sojitz Corp.	412,700	1,168,348
Sumitomo Chemical Co. Ltd.	659,700	3,426,179
Sumitomo Corp.	192,400	2,746,014
Sumitomo Forestry Co. Ltd.	54,200	1,174,634
Sumitomo Heavy Industries Ltd.	63,000	1,751,382
Sumitomo Metal Mining Co. Ltd.	23,400	1,015,620
Sumitomo Mitsui Financial Group, Inc.	53,900	1,952,751

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sumitomo Rubber Industries Ltd.	133,700	$1,579,209
Teijin Ltd.	59,500	1,027,321
TIS, Inc.	52,200	1,247,619
Tobu Railway Co. Ltd.	35,800	964,134
Tokyu Fudosan Holdings Corp.	194,000	1,153,169
Toyo Seikan Group Holdings Ltd.	49,400	591,238
Toyota Motor Corp.	96,900	7,570,551
Welcia Holdings Co. Ltd.	39,600	1,359,916
Yamada Holdings Co. Ltd.*	239,700	1,297,842
Yokohama Rubber Co. Ltd. (The)	73,000	1,308,296
		125,369,265
Jordan — 0.0%
Hikma Pharmaceuticals PLC	34,633	1,089,604
Netherlands — 1.0%
Adyen NV, 144A*	3,097	6,921,154
ASML Holding NV	42,937	26,429,018
ASR Nederland NV	43,911	1,969,726
Koninklijke Ahold Delhaize NV	211,674	5,903,911
Koninklijke Vopak NV	34,164	1,703,541
NN Group NV	101,107	4,956,441
Signify NV, 144A*	46,510	2,411,947
Topicus.com, Inc.*	15,494	1,017,645
Wolters Kluwer NV	27,231	2,371,949
		53,685,332
New Zealand — 0.2%
Mainfreight Ltd.	192,415	9,341,699
Norway — 0.0%
Hermitage Offshore Services Ltd.*	124	3
Peru — 0.0%
Southern Copper Corp.	4,065	275,892
Portugal — 0.0%
Banco Comercial Portugues SA (Class R Stock)*	4,906,028	668,182
Puerto Rico — 0.1%
Popular, Inc.	67,284	4,731,411
Singapore — 0.0%
Kulicke & Soffa Industries, Inc.	13,745	675,017
South Africa — 0.2%
Anglo American PLC	194,106	7,643,071
Capitec Bank Holdings Ltd.*	55,100	5,296,887
		12,939,958
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	61,476	2,035,656
Banco Bilbao Vizcaya Argentaria SA	737,565	3,838,796
Banco Santander SA*	1,289,768	4,394,401
Global Dominion Access SA, 144A	51,952	262,819
Iberdrola SA	444,335	5,722,201
Repsol SA	273,022	3,386,323
		19,640,196
	Shares	Value
Common Stocks (continued)
Sweden — 1.5%
AddTech AB (Class B Stock)	611,160	$9,105,528
Assa Abloy AB (Class B Stock)	383,016	11,020,391
Atlas Copco AB (Class A Stock)	190,711	11,620,976
Epiroc AB (Class A Stock)	220,736	5,004,173
Fastighets AB Balder (Class B Stock)*	24,360	1,207,562
Hexagon AB (Class B Stock)	71,916	6,642,289
Hexpol AB	931,686	10,521,473
Intrum AB	31,817	1,023,337
Investor AB (Class B Stock)	58,757	4,682,733
OW Bunker A/S*^(d)	53,469	—
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	319,642	3,903,643
Skanska AB (Class B Stock)(a)	79,298	1,987,974
Swedish Match AB	52,986	4,137,281
Volvo AB (Class B Stock)*(a)	180,865	4,589,167
		75,446,527
Switzerland — 1.3%
Baloise Holding AG	11,407	1,941,366
Cembra Money Bank AG	8,367	922,441
Logitech International SA	24,911	2,605,364
Nestle SA	90,925	10,135,819
Novartis AG	9,393	802,414
Partners Group Holding AG	11,480	14,674,492
Sika AG	39,363	11,260,420
STMicroelectronics NV	100,821	3,848,739
Swiss Life Holding AG	9,537	4,691,628
Temenos AG	4,943	713,284
UBS Group AG	147,875	2,294,991
VAT Group AG, 144A	21,699	6,089,424
Zurich Insurance Group AG	10,834	4,625,395
		64,605,777
Taiwan — 0.8%
Sea Ltd., ADR*(a)	143,056	31,934,391
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,301	7,960,362
		39,894,753
Turkey — 0.0%
Eldorado Gold Corp.*	84,623	914,443
United Kingdom — 0.9%
3i Group PLC	126,974	2,013,987
Barratt Developments PLC*	323,744	3,337,254
British American Tobacco PLC	174,802	6,650,410
BT Group PLC*	920,412	1,969,921
DCC PLC	71,505	6,214,694
Diploma PLC	59,093	2,076,325
Experian PLC	88,171	3,041,223
GlaxoSmithKline PLC	311,447	5,526,520
J Sainsbury PLC	502,091	1,681,195
JD Sports Fashion PLC*	142,832	1,635,975
Lloyds Banking Group PLC*	3,642,408	2,144,088
Micro Focus International PLC	121,236	929,659
Persimmon PLC	75,484	3,036,849
Premier Oil PLC*(a)	2,272,373	722,947
Royal Mail PLC*	174,522	1,224,999

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Tesco PLC	444,768	$1,404,872
		43,610,918
United States — 40.7%
3M Co.	10,387	2,001,367
Abbott Laboratories	38,087	4,564,346
AbbVie, Inc.	21,641	2,341,989
Accenture PLC (Class A Stock)	16,532	4,566,965
ACCO Brands Corp.	90,403	763,001
Activision Blizzard, Inc.	167,226	15,552,018
Adaptive Biotechnologies Corp.*	7,279	293,053
Adobe, Inc.*	42,348	20,130,969
Advanced Micro Devices, Inc.*	69,542	5,459,047
AG Mortgage Investment Trust, Inc., REIT(a)	48,190	194,206
AGNC Investment Corp., REIT	18,207	305,149
Air Products & Chemicals, Inc.	22,540	6,341,404
Alexandria Real Estate Equities, Inc., REIT	3,813	626,476
Align Technology, Inc.*	16,195	8,770,078
Allstate Corp. (The)	43,892	5,043,191
Ally Financial, Inc.	117,925	5,331,389
Alphabet, Inc. (Class A Stock)*	24,591	50,719,429
Alphabet, Inc. (Class C Stock)*	11,180	23,127,283
Amazon.com, Inc.*	25,531	78,994,956
American Electric Power Co., Inc.	34,588	2,929,604
American Express Co.	25,220	3,567,117
American Tower Corp., REIT	40,108	9,588,218
American Water Works Co., Inc.	33,726	5,056,202
Americold Realty Trust, REIT	13,841	532,463
Ameriprise Financial, Inc.	21,988	5,111,111
AMETEK, Inc.	53,508	6,834,577
Amgen, Inc.	41,403	10,301,480
Amkor Technology, Inc.	9,555	226,549
Annaly Capital Management, Inc., REIT	285,010	2,451,086
Anthem, Inc.	28,013	10,055,266
APA Corp.	12,729	227,849
API Group Corp., 144A*	66,646	1,378,239
Apple, Inc.	855,320	104,477,338
Applied Materials, Inc.	82,492	11,020,931
Archer-Daniels-Midland Co.	13,263	755,991
Arcosa, Inc.	11,128	724,322
Arrowhead Pharmaceuticals, Inc.*	2,325	154,171
Arthur J. Gallagher & Co.	32,237	4,022,210
Artisan Partners Asset Management, Inc. (Class A Stock)	7,275	379,537
Asbury Automotive Group, Inc.*(a)	4,260	837,090
ASGN, Inc.*	3,250	310,180
Aspen Technology, Inc.*	9,562	1,380,083
AT&T, Inc.	429,842	13,011,317
Athene Holding Ltd. (Class A Stock)*	43,344	2,184,538
Atkore, Inc.*	26,217	1,885,002
Automatic Data Processing, Inc.	24,801	4,674,244
AutoNation, Inc.*	4,192	390,778
Avantor, Inc.*	204,180	5,906,927
Avery Dennison Corp.	3,971	729,274
Avista Corp.	35,605	1,700,139
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Axon Enterprise, Inc.*	7,095	$1,010,470
Banc of California, Inc.	18,775	339,452
Bank of America Corp.	356,921	13,809,273
Bank of Hawaii Corp.(a)	13,858	1,240,152
Bank OZK	3,303	134,928
Bausch Health Cos., Inc.*	56,611	1,796,038
Baxter International, Inc.	81,455	6,869,915
Becton, Dickinson & Co.	13,529	3,289,576
BellRing Brands, Inc. (Class A Stock)*	41,209	972,944
Berkshire Hathaway, Inc. (Class B Stock)*	33,509	8,560,544
Best Buy Co., Inc.	31,342	3,598,375
Big Lots, Inc.(a)	25,081	1,713,032
BioMarin Pharmaceutical, Inc.*	68,875	5,200,751
Bionano Genomics, Inc.*(a)	30,267	244,557
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,804	1,030,391
BlackRock, Inc.	6,804	5,129,944
Blackstone Group, Inc. (The)	105,690	7,877,076
Bloom Energy Corp. (Class A Stock)*(a)	55,227	1,493,890
Blueprint Medicines Corp.*	6,000	583,380
Boeing Co. (The)*	46,660	11,885,235
Boise Cascade Co.	8,905	532,786
Booking Holdings, Inc.*	497	1,157,930
Booz Allen Hamilton Holding Corp.	26,568	2,139,521
Boston Scientific Corp.*	340,782	13,171,224
Box, Inc. (Class A Stock)*(a)	25,160	577,674
Boyd Gaming Corp.*	10,745	633,525
Brighthouse Financial, Inc.*	48,541	2,147,939
Bristol-Myers Squibb Co.	125,913	7,948,888
Broadcom, Inc.	54,358	25,203,630
Builders FirstSource, Inc.*	112,293	5,207,026
Bunge Ltd.	13,904	1,102,170
Burlington Stores, Inc.*	20,300	6,065,640
C.H. Robinson Worldwide, Inc.	10,543	1,006,118
Cadence Design Systems, Inc.*	51,882	7,107,315
Calix, Inc.*	10,260	355,612
Callaway Golf Co.	25,160	673,030
Camping World Holdings, Inc. (Class A Stock)	27,715	1,008,272
Capital One Financial Corp.	45,120	5,740,618
Cardlytics, Inc.*(a)	5,146	564,516
CareTrust REIT, Inc., REIT	5,940	138,313
Carlyle Group, Inc. (The)	12,906	474,425
Carnival Corp.*(a)	284,795	7,558,459
Casella Waste Systems, Inc. (Class A Stock)*	2,830	179,903
Catalent, Inc.*	4,210	443,355
Caterpillar, Inc.	12,156	2,818,612
Celanese Corp.	2,778	416,172
Celldex Therapeutics, Inc.*(a)	46,057	948,774
Centene Corp.*	15,447	987,218
CenterPoint Energy, Inc.	24,299	550,372
Central Pacific Financial Corp.	7,840	209,171
CF Industries Holdings, Inc.	20,045	909,642
Charles River Laboratories International, Inc.*	1,935	560,821

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Charles Schwab Corp. (The)	46,203	$3,011,512
Chart Industries, Inc.*	4,563	649,543
Chegg, Inc.*	8,910	763,231
Chemours Co. (The)	41,559	1,159,912
Chevron Corp.	17,273	1,810,038
Chipotle Mexican Grill, Inc.*	876	1,244,638
Church & Dwight Co., Inc.	4,950	432,383
Churchill Downs, Inc.	3,096	704,092
Cigna Corp.	18,609	4,498,540
Cimarex Energy Co.	10,645	632,207
Cinemark Holdings, Inc.*(a)	41,134	839,545
Cintas Corp.	19,295	6,585,576
Cisco Systems, Inc.	274,793	14,209,546
Citigroup, Inc.	83,774	6,094,559
Citizens Financial Group, Inc.	17,352	766,091
Clean Energy Fuels Corp.*(a)	111,333	1,529,715
Clean Harbors, Inc.*	10,400	874,224
Clorox Co. (The)	5,048	973,658
Cognex Corp.	12,471	1,034,968
Colgate-Palmolive Co.	19,786	1,559,730
Comcast Corp. (Class A Stock)	180,350	9,758,739
Comerica, Inc.	26,639	1,911,082
Conagra Brands, Inc.	29,328	1,102,733
Conduent, Inc.*	242,287	1,613,631
CONMED Corp.	12,589	1,643,998
ConocoPhillips	35,583	1,884,832
Cooper Cos., Inc. (The)	20,332	7,809,318
Copart, Inc.*	2,357	255,994
Corning, Inc.	31,150	1,355,337
Costco Wholesale Corp.	22,971	8,096,818
Crocs, Inc.*	11,905	957,757
Crown Holdings, Inc.	56,570	5,489,553
Cummins, Inc.	35,564	9,214,988
CVS Health Corp.	109,428	8,232,268
D.R. Horton, Inc.	12,111	1,079,332
Danaher Corp.	21,519	4,843,497
Darden Restaurants, Inc.	54,429	7,728,918
Datadog, Inc. (Class A Stock)*	15,614	1,301,271
Deciphera Pharmaceuticals, Inc.*	3,000	134,520
Deckers Outdoor Corp.*	955	315,551
Deere & Co.	24,729	9,252,108
Delta Air Lines, Inc.*	23,396	1,129,559
Diamondback Energy, Inc.	158,989	11,684,102
Dick’s Sporting Goods, Inc.(a)	11,325	862,399
Discover Financial Services	82,750	7,860,423
Discovery, Inc. (Class C Stock)*	6,365	234,805
DocuSign, Inc.*	39,139	7,923,691
Dollar General Corp.	9,152	1,854,378
Domino’s Pizza, Inc.	2,462	905,499
Dow, Inc.	11,670	746,180
DraftKings, Inc. (Class A Stock)*(a)	2,000	122,660
DTE Energy Co.	27,445	3,654,027
Duke Energy Corp.	50,883	4,911,736
Duke Realty Corp., REIT	101,379	4,250,821
DXC Technology Co.*	56,097	1,753,592
Dynatrace, Inc.*	35,931	1,733,311
Eastman Chemical Co.	10,380	1,143,046
Eaton Corp. PLC	27,593	3,815,560
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ecolab, Inc.	18,938	$4,054,058
Edison International	11,655	682,983
Edwards Lifesciences Corp.*	1,074	89,829
Electronic Arts, Inc.	5,249	710,557
Eli Lilly & Co.	115,794	21,632,635
EMCOR Group, Inc.	2,905	325,825
Emergent BioSolutions, Inc.*	1,165	108,240
Enphase Energy, Inc.*	8,082	1,310,577
Ensign Group, Inc. (The)	37,966	3,562,729
Enterprise Products Partners LP, MLP	23,147	509,697
EOG Resources, Inc.	5,935	430,466
EPR Properties, REIT	5,909	275,300
Equinix, Inc., REIT	2,144	1,457,041
Equitable Holdings, Inc.	102,991	3,359,566
Essex Property Trust, Inc., REIT	741	201,433
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,352	9,118,729
Evercore, Inc. (Class A Stock)	6,390	841,819
Evergy, Inc.	3,294	196,092
EverQuote, Inc. (Class A Stock)*	6,555	237,881
Exelon Corp.	136,789	5,983,151
Expeditors International of Washington, Inc.	23,233	2,501,962
Exponent, Inc.	533	51,941
Exxon Mobil Corp.	16,748	935,041
Facebook, Inc. (Class A Stock)*	171,361	50,470,955
Fate Therapeutics, Inc.*(a)	1,065	87,809
FedEx Corp.	29,925	8,499,897
Fidelity National Information Services, Inc.	18,021	2,533,933
First American Financial Corp.	61,299	3,472,588
First Financial Bankshares, Inc.(a)	8,625	403,046
First Republic Bank	70,938	11,828,912
Flagstar Bancorp, Inc.	42,309	1,908,136
FleetCor Technologies, Inc.*	24,298	6,527,172
Floor & Decor Holdings, Inc. (Class A Stock)*	2,281	217,790
FormFactor, Inc.*	32,916	1,484,841
Fortinet, Inc.*	40,689	7,503,865
Fortive Corp.	19,283	1,362,151
Franklin Resources, Inc.	14,660	433,936
Freeport-McMoRan, Inc.*	17,787	585,726
Freshpet, Inc.*	4,161	660,808
Gaming & Leisure Properties, Inc., REIT	34,629	1,469,308
Generac Holdings, Inc.*	1,415	463,342
General Electric Co.	1,033,405	13,568,608
General Mills, Inc.	89,764	5,504,328
General Motors Co.*	360,627	20,721,627
Genesco, Inc.*	9,775	464,313
Glacier Bancorp, Inc.	4,065	232,030
Global Payments, Inc.	14,921	3,007,775
Graco, Inc.	50,000	3,581,000
Graham Holdings Co. (Class B Stock)	2,391	1,344,794
Granite Point Mortgage Trust, Inc., REIT	10,007	119,784
Graphic Packaging Holding Co.	64,688	1,174,734
Gray Television, Inc.	91,632	1,686,029

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Guardant Health, Inc.*	56,235	$8,584,273
Halliburton Co.	107,031	2,296,885
Halozyme Therapeutics, Inc.*	3,100	129,239
Hancock Whitney Corp.	11,615	487,946
Hartford Financial Services Group, Inc. (The)	109,209	7,294,069
Hawaiian Electric Industries, Inc.	39,840	1,770,091
HB Fuller Co.	16,160	1,016,626
HCA Healthcare, Inc.	2,655	500,043
Health Catalyst, Inc.*(a)	20,594	963,181
Hecla Mining Co.	144,850	824,197
Herman Miller, Inc.	19,840	816,416
Hershey Co. (The)	12,681	2,005,627
Hess Midstream LP (Class A Stock)	12,390	277,784
Hewlett Packard Enterprise Co.	20,000	314,800
Hibbett Sports, Inc.*(a)	16,840	1,160,108
Hill-Rom Holdings, Inc.	25,968	2,868,945
Hilltop Holdings, Inc.	7,405	252,733
Hilton Worldwide Holdings, Inc.*	66,960	8,096,803
HollyFrontier Corp.	15,594	557,953
Hologic, Inc.*	21,449	1,595,377
Home Depot, Inc. (The)	51,230	15,637,958
Honeywell International, Inc.	2,511	545,063
Hope Bancorp, Inc.	25,645	386,214
Horizon Therapeutics PLC*	95,110	8,753,924
HP, Inc.	35,255	1,119,346
Humana, Inc.	20,728	8,690,214
Huntsman Corp.	66,487	1,916,820
Huron Consulting Group, Inc.*	13,584	684,362
ICF International, Inc.	19,184	1,676,682
Ichor Holdings Ltd.*	13,400	720,920
IDEX Corp.	3,626	758,994
IDEXX Laboratories, Inc.*	16,294	7,972,817
II-VI, Inc.*	9,449	646,028
Illinois Tool Works, Inc.	41,724	9,242,700
Industrial Logistics Properties Trust, REIT	18,560	429,293
Ingersoll Rand, Inc.*	35,306	1,737,408
Innovative Industrial Properties, Inc., REIT(a)	1,402	252,584
Inseego Corp.*(a)	7,410	74,100
Insperity, Inc.	3,195	267,549
Installed Building Products, Inc.	3,000	332,640
Integer Holdings Corp.*	21,763	2,004,372
Intel Corp.	263,650	16,873,600
Intellia Therapeutics, Inc.*	2,130	170,943
International Business Machines Corp.	40,166	5,352,521
Intuit, Inc.	40,289	15,433,104
Investors Bancorp, Inc.(a)	25,260	371,069
iRobot Corp.*(a)	2,332	284,924
Iron Mountain, Inc., REIT(a)	20,989	776,803
ITT, Inc.	17,110	1,555,470
J.B. Hunt Transport Services, Inc.	2,723	457,655
J.M. Smucker Co. (The)(a)	6,679	845,094
Jabil, Inc.	72,676	3,790,780
Jefferies Financial Group, Inc.	25,851	778,115
Johnson & Johnson	124,258	20,421,802
Johnson Controls International PLC	93,316	5,568,166
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
JPMorgan Chase & Co.	220,692	$33,595,943
Juniper Networks, Inc.	18,348	464,755
Kansas City Southern	42,825	11,302,374
KAR Auction Services, Inc.*(a)	25,219	378,285
KB Home	49,743	2,314,542
Kemper Corp.	3,705	295,363
Kilroy Realty Corp., REIT	20,377	1,337,343
Kimberly-Clark Corp.	9,347	1,299,700
Kinder Morgan, Inc.	60,173	1,001,880
KLA Corp.	1,569	518,398
Kroger Co. (The)	148,817	5,355,924
Laboratory Corp. of America Holdings*	25,256	6,441,038
Lam Research Corp.	17,818	10,605,986
Lantheus Holdings, Inc.*	29,359	627,402
Las Vegas Sands Corp.*	7,606	462,141
La-Z-Boy, Inc.	5,905	250,844
LCI Industries	1,455	192,467
Leidos Holdings, Inc.	54,742	5,270,560
Lennar Corp. (Class B Stock)	4,730	389,468
LHC Group, Inc.*	4,372	835,970
Liberty Oilfield Services, Inc. (Class A Stock)*	38,900	439,181
Lindblad Expeditions Holdings, Inc.*(a)	37,668	711,925
Lindsay Corp.	3,680	613,162
Lithia Motors, Inc. (Class A Stock)	1,385	540,275
LivePerson, Inc.*	17,066	900,061
Louisiana-Pacific Corp.	12,290	681,603
Lowe’s Cos., Inc.	16,559	3,149,191
LPL Financial Holdings, Inc.	11,431	1,625,031
Lumber Liquidators Holdings, Inc.*	14,710	369,515
LyondellBasell Industries NV (Class A Stock)	12,976	1,350,153
MACOM Technology Solutions Holdings, Inc.*	8,905	516,668
Macy’s, Inc.*(a)	31,946	517,206
Malibu Boats, Inc. (Class A Stock)*	3,740	298,003
ManTech International Corp. (Class A Stock)	2,495	216,940
Marathon Oil Corp.	62,449	666,955
MarketAxess Holdings, Inc.	932	464,061
Marsh & McLennan Cos., Inc.	28,027	3,413,689
Masco Corp.	99,444	5,956,696
MasTec, Inc.*	8,690	814,253
Mastercard, Inc. (Class A Stock)	75,977	27,051,611
Materion Corp.	17,429	1,154,497
Matson, Inc.	24,413	1,628,347
MaxLinear, Inc.*	18,616	634,433
McKesson Corp.	4,727	921,954
Medifast, Inc.	2,325	492,482
Medpace Holdings, Inc.*	12,668	2,078,185
Medtronic PLC	87,802	10,372,050
Merck & Co., Inc.	152,246	11,736,644
Meritage Homes Corp.*	39,666	3,646,099
Mersana Therapeutics, Inc.*	6,775	109,620
MetLife, Inc.	101,874	6,192,920
Mettler-Toledo International, Inc.*	597	689,947
MFA Financial, Inc., REIT	27,000	109,890
Microchip Technology, Inc.	44,900	6,969,378

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Micron Technology, Inc.*	80,903	$7,136,454
Microsoft Corp.	444,018	104,686,124
Moderna, Inc.*	16,258	2,128,985
Moelis & Co. (Class A Stock)	10,800	592,704
Molson Coors Beverage Co. (Class B Stock)*(a)	28,378	1,451,535
Mondelez International, Inc. (Class A Stock)	62,789	3,675,040
Monro, Inc.(a)	19,679	1,294,878
Moody’s Corp.	6,446	1,924,840
Morgan Stanley	297,287	23,087,308
Mosaic Co. (The)	30,553	965,780
Mr. Cooper Group, Inc.*	100,023	3,476,799
MSA Safety, Inc.(a)	1,450	217,529
MSC Industrial Direct Co., Inc. (Class A Stock)	7,252	654,058
MSCI, Inc.	14,147	5,931,554
NanoString Technologies, Inc.*	7,901	519,175
Nasdaq, Inc.	92,708	13,670,722
Natera, Inc.*	9,708	985,750
NetApp, Inc.	10,263	745,812
Netflix, Inc.*	14,618	7,625,626
New York Mortgage Trust, Inc., REIT	71,798	320,937
Newmont Corp.	11,408	687,560
NextEra Energy, Inc.	38,682	2,924,746
NIKE, Inc. (Class B Stock)	90,152	11,980,299
nLight, Inc.*	18,402	596,225
NortonLifeLock, Inc.	45,393	965,055
Novavax, Inc.*	4,793	869,019
Nu Skin Enterprises, Inc. (Class A Stock)	3,970	209,973
Nucor Corp.	17,891	1,436,111
NVIDIA Corp.	33,532	17,903,741
NVR, Inc.*	940	4,428,274
Okta, Inc.*	13,396	2,952,880
Olin Corp.	14,460	549,046
Omnicell, Inc.*	2,325	301,948
Omnicom Group, Inc.	6,914	512,673
OneMain Holdings, Inc.	33,882	1,820,141
Oracle Corp.	46,912	3,291,815
O’Reilly Automotive, Inc.*	7,079	3,590,823
OSI Systems, Inc.*	3,290	316,169
Otis Worldwide Corp.	97,887	6,700,365
PACCAR, Inc.	82,068	7,625,759
Park Hotels & Resorts, Inc., REIT*	19,530	421,457
Paycom Software, Inc.*	17,500	6,476,050
Paylocity Holding Corp.*	4,477	805,099
PayPal Holdings, Inc.*	95,623	23,221,089
Pebblebrook Hotel Trust, REIT	31,365	761,856
Penn National Gaming, Inc.*(a)	6,458	677,057
Penn Virginia Corp.*	14,710	197,114
Perficient, Inc.*	23,632	1,387,671
Performance Food Group Co.*	5,815	335,002
PerkinElmer, Inc.	13,518	1,734,224
Pfizer, Inc.	326,028	11,811,994
Philip Morris International, Inc.	6,267	556,134
Photronics, Inc.*	48,973	629,793
Physicians Realty Trust, REIT	15,970	282,190
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	23,325	$405,155
Pinnacle Financial Partners, Inc.	15,259	1,352,863
Pinterest, Inc. (Class A Stock)*	42,607	3,154,196
Pioneer Natural Resources Co.	8,347	1,325,671
PJT Partners, Inc. (Class A Stock)(a)	9,680	654,852
Planet Fitness, Inc. (Class A Stock)*	15,942	1,232,317
Plug Power, Inc.*	3,875	138,880
Portland General Electric Co.	41,306	1,960,796
Power Integrations, Inc.	6,930	564,656
PPL Corp.	34,875	1,005,795
Procter & Gamble Co. (The)	112,173	15,191,589
Progress Software Corp.	37,384	1,647,139
Progressive Corp. (The)	79,215	7,573,746
Prologis, Inc., REIT	53,215	5,640,790
Prospect Capital Corp.	173,781	1,332,900
PTC Therapeutics, Inc.*	3,490	165,252
Public Storage, REIT	7,226	1,783,088
PulteGroup, Inc.	10,077	528,438
Q2 Holdings, Inc.*	6,203	621,541
QUALCOMM, Inc.	34,553	4,581,382
Quest Diagnostics, Inc.	2,875	368,978
R1 RCM, Inc.*	28,370	700,172
Raymond James Financial, Inc.	9,220	1,130,003
Red Rock Resorts, Inc. (Class A Stock)*	32,610	1,062,760
Regeneron Pharmaceuticals, Inc.*	5,911	2,796,731
Regions Financial Corp.	25,328	523,276
Reliance Steel & Aluminum Co.	20,837	3,173,267
Rent-A-Center, Inc.	62,110	3,581,263
Rollins, Inc.	77,736	2,675,673
Roper Technologies, Inc.	21,031	8,482,644
Royal Caribbean Cruises Ltd.*	6,619	566,653
Ryman Hospitality Properties, Inc., REIT*	3,487	270,277
S&P Global, Inc.	44,382	15,661,076
Sage Therapeutics, Inc.*	3,779	282,858
Sanderson Farms, Inc.	1,350	210,303
Sandy Spring Bancorp, Inc.	15,290	664,045
Sanmina Corp.*	14,600	604,148
SBA Communications Corp., REIT	21,368	5,930,688
Select Medical Holdings Corp.*	11,495	391,980
Sensient Technologies Corp.	3,970	309,660
ServiceNow, Inc.*	3,253	1,626,858
Sherwin-Williams Co. (The)	2,628	1,939,490
Shift4 Payments, Inc. (Class A Stock)*(a)	8,880	728,249
SI-BONE, Inc.*	9,900	314,919
Silgan Holdings, Inc.	52,641	2,212,501
Six Flags Entertainment Corp.*	19,805	920,338
SkyWest, Inc.*	21,789	1,187,065
Skyworks Solutions, Inc.	9,174	1,683,246
SLM Corp.	32,969	592,453
Snap, Inc. (Class A Stock)*	32,887	1,719,661
Snap-on, Inc.	948	218,742
South State Corp.	3,420	268,504
Southwest Airlines Co.*(a)	188,707	11,522,449
SpringWorks Therapeutics, Inc.*	1,645	121,023

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sprouts Farmers Market, Inc.*(a)	9,580	$255,020
SPS Commerce, Inc.*	25,406	2,523,070
SPX Corp.*	7,960	463,829
SS&C Technologies Holdings, Inc.	29,566	2,065,776
STAG Industrial, Inc., REIT	15,046	505,696
Starbucks Corp.	23,138	2,528,289
Steel Dynamics, Inc.	72,796	3,695,125
Stellantis NV	190,830	3,389,376
STERIS PLC	25,697	4,894,765
Stryker Corp.	29,336	7,145,663
Summit Materials, Inc. (Class A Stock)*	29,137	816,419
Sunrun, Inc.*(a)	53,025	3,206,952
Synchrony Financial	37,670	1,531,662
Synopsys, Inc.*	24,768	6,137,015
T. Rowe Price Group, Inc.	13,889	2,383,352
Take-Two Interactive Software, Inc.*	3,688	651,670
Target Corp.	43,272	8,570,885
TE Connectivity Ltd.	37,031	4,781,072
Telephone & Data Systems, Inc.	90,061	2,067,801
Tenable Holdings, Inc.*	69,127	2,501,361
Tenet Healthcare Corp.*	27,608	1,435,616
Teradyne, Inc.	2,765	336,445
Terex Corp.	19,200	884,544
Terreno Realty Corp., REIT	24,033	1,388,386
Tesla, Inc.*(a)	12,895	8,612,957
Tetra Tech, Inc.	575	78,039
Texas Capital Bancshares, Inc.*(a)	7,355	521,617
Thermo Fisher Scientific, Inc.	38,248	17,455,622
Timken Co. (The)	27,763	2,253,523
Tractor Supply Co.	13,689	2,424,048
TravelCenters of America, Inc.*	3,970	107,706
TreeHouse Foods, Inc.*	26,893	1,404,890
Trinseo SA(a)	18,833	1,199,097
Twitter, Inc.*	11,877	755,734
Tyson Foods, Inc. (Class A Stock)	79,485	5,905,736
Uber Technologies, Inc.*	55,895	3,046,836
Ultra Clean Holdings, Inc.*	12,000	696,480
Ultragenyx Pharmaceutical, Inc.*	875	99,628
UniFirst Corp.	8,618	1,927,933
Union Pacific Corp.	14,295	3,150,761
United Airlines Holdings, Inc.*	163,177	9,389,205
United Bankshares, Inc.	4,645	179,204
United Rentals, Inc.*	3,354	1,104,506
United States Cellular Corp.*	20,660	753,677
United Therapeutics Corp.*	1,940	324,504
UnitedHealth Group, Inc.	61,638	22,933,651
Universal Health Services, Inc. (Class B Stock)	2,161	288,256
Unum Group	32,439	902,777
Utah Medical Products, Inc.	1,860	161,076
Valero Energy Corp.	135,278	9,685,905
Valley National Bancorp	20,325	279,266
Varonis Systems, Inc.*	20,679	1,061,660
Verint Systems, Inc.*	28,240	1,284,638
Verisk Analytics, Inc.	29,759	5,258,118
Verizon Communications, Inc.	242,768	14,116,959
Vertex Pharmaceuticals, Inc.*	9,544	2,050,910
ViacomCBS, Inc. (Class B Stock)	6,110	275,561
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Viatris, Inc.*	9,395	$131,248
Virtus Investment Partners, Inc.	1,605	377,978
Visa, Inc. (Class A Stock)(a)	59,399	12,576,550
Vishay Intertechnology, Inc.	26,420	636,194
Visteon Corp.*	5,413	660,115
Vornado Realty Trust, REIT	6,420	291,404
Voya Financial, Inc.(a)	4,605	293,062
Vulcan Materials Co.	4,164	702,675
Walgreens Boots Alliance, Inc.	48,725	2,675,003
Walmart, Inc.	51,256	6,962,102
Walt Disney Co. (The)*	99,551	18,369,151
Waste Management, Inc.	36,448	4,702,521
Webster Financial Corp.	20,659	1,138,517
Wells Fargo & Co.	259,720	10,147,260
WESCO International, Inc.*	8,225	711,709
West Pharmaceutical Services, Inc.	1,065	300,096
Western Alliance Bancorp	15,062	1,422,455
Western Union Co. (The)	12,540	309,236
Wingstop, Inc.	394	50,105
World Fuel Services Corp.	35,625	1,254,000
Xencor, Inc.*	5,035	216,807
Xilinx, Inc.	12,002	1,487,048
YETI Holdings, Inc.*	24,129	1,742,355
Zimmer Biomet Holdings, Inc.	7,863	1,258,709
Zoetis, Inc.	12,988	2,045,350
Zoom Video Communications, Inc. (Class A Stock)*	7,813	2,510,239
Zynga, Inc. (Class A Stock)*	590,525	6,029,260
		2,067,608,791

Total Common Stocks (cost $2,365,990,345)		3,150,307,342
Exchange-Traded Funds — 4.5%
United States
ARK Genomic Revolution ETF(a)	8,225	729,804
iShares Core U.S. Aggregate Bond ETF	1,197,668	136,330,549
Principal Healthcare Innovators Index ETF	2,130	122,496
Vanguard Total Bond Market ETF	1,045,816	88,601,532

Total Exchange-Traded Funds (cost $232,742,622)		225,784,381
Preferred Stock — 0.1%
United States
Citigroup Capital XIII, 6.582%, Maturing 10/30/40(a)	231,302	6,222,024
(cost $6,278,676)

Units
Warrants* — 0.0%
United States
Unit Corp., expiring 09/03/27^	352	—
(cost $0)

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 5.4%
Cayman Islands — 0.7%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.178%(c)	04/23/31	1,920	$1,918,082
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.263%(c)	07/27/31	6,695	6,694,857
Race Point CLO Ltd.,
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.451%(c)	10/15/30	8,868	8,870,052
TCI-Flatiron CLO Ltd.,
Series 2018-01A, Class ANR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.204%(c)	01/29/32	1,000	997,169
Venture CLO Ltd.,
Series 2019-37A, Class A1N, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	07/15/32	9,200	9,209,937
Series 2021-42A, Class A1A, 144A
—%(p)	04/15/34	6,325	6,325,670
Voya CLO Ltd.,
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.140%(c)	04/20/34	1,500	1,500,159
			35,515,926
United States — 4.7%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.426%(c)	10/15/25	3,100	3,111,493
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.446%(c)	12/15/25	12,000	12,058,469
CarMax Auto Owner Trust,
Series 2019-03, ClassA4
2.300%	04/15/25	780	812,182
Series 2020-01, Class A4
2.030%	06/16/25	485	503,133
Series 2020-02, Class A2A
1.750%	01/17/23	4,692	4,707,408
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
0.731%(c)	04/22/26	6,015	6,085,625
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.441%(c)	01/20/25	10,000	10,038,323
Series 2018-A04, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.444%(c)	06/07/25	6,320	6,336,747
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,204	2,244,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Discover Card Execution Note Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
0.466%(c)	04/15/25	20,200	$20,283,965
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,160	6,638,187
Series 2019-B, Class A4
2.240%	10/15/24	6,660	6,857,333
Series 2019-C, Class A4
1.930%	04/15/25	6,000	6,191,676
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,875	4,011,487
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,950,269
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	6,472	6,555,133
Series 2020-02, Class A3
1.490%	12/16/24	875	888,316
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	3,040,190
Series 2021-01, Class A3
0.270%	04/21/25	2,300	2,296,739
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	5,460	5,496,700
Series 2021-01A, Class A3, 144A
0.320%	03/20/31	4,300	4,294,011
Hyundai Auto Receivables Trust,
Series 2019-B, Class A3
1.940%	02/15/24	12,179	12,356,731
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3
1.380%	12/16/24	11,000	11,166,277
Tesla Auto Lease Trust,
Series 2021-A, Class A3, 144A
0.560%	03/20/25	3,600	3,597,261
Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3
0.440%	10/15/24	5,460	5,472,392
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	10,450	10,972,232
Series 2017-20J, Class 1
2.850%	10/01/37	1,148	1,187,752
Series 2018-20A, Class 1
2.920%	01/01/38	5,669	5,941,385
Series 2018-20E, Class 1
3.500%	05/01/38	9,619	10,290,159
Series 2018-20G, Class 1
3.540%	07/01/38	1,196	1,282,721
Series 2018-20H, Class 1
3.580%	08/01/38	5,103	5,485,010
Series 2018-20I, Class 1
3.530%	09/01/38	3,480	3,729,017
A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-20J, Class 1
3.770%	10/01/38	1,871	$2,033,334
Series 2018-20K, Class 1
3.870%	11/01/38	836	918,677
Series 2019-20A, Class 1
3.370%	01/01/39	5,731	6,075,187
Series 2019-20B, Class 1
3.260%	02/01/39	4,671	4,953,967
Series 2019-20C, Class 1
3.200%	03/01/39	1,000	1,073,241
Series 2019-20E, Class 1
2.880%	05/01/39	2,911	3,011,932
Series 2019-20F, Class 1
2.600%	06/01/39	1,725	1,780,573
Series 2019-20G, Class 1
2.530%	07/01/39	395	406,500
Series 2019-25G, Class 1
2.690%	07/01/44	4,496	4,675,124
Series 2020-20E, Class 1
1.370%	05/01/40	2,415	2,368,745
Series 2020-25E, Class 1
1.500%	05/01/45	1,102	1,087,888
Series 2020-25L, Class 1
1.210%	12/01/45	1,350	1,308,773
Series 2021-25B, Class 1
1.340%	02/01/46	730	710,073
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	15,105	15,408,272
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,703,904
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
0.626%(c)	07/17/23	6,680	6,687,386
			240,086,571

Total Asset-Backed Securities (cost $274,209,510)			275,602,497
Corporate Bonds — 11.7%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	5,357	5,531,142
Westpac Banking Corp.,
Sub. Notes
2.894%(ff)	02/04/30(a)	7,125	7,339,359
			12,870,501
Canada — 0.1%
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	2,935	3,002,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
3.800%	09/15/23	1,460	$1,542,833
			4,545,071
Germany — 0.1%
Deutsche Bank AG,
Jr. Sub. Notes
6.000%(ff)	10/30/25(oo)	3,135	3,172,780
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25	10,380	10,895,296
Avolon Holdings Funding Ltd.,
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26(a)	6,015	5,751,613
			16,646,909
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24	4,000	4,209,842
Japan — 0.0%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50(a)	2,355	2,230,504
United Kingdom — 0.4%
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	03/22/30(oo)	5,121	5,488,237
HSBC Holdings PLC,
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)	7,681	7,594,457
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	09/27/25(a)(oo)	4,885	5,590,618
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	4,245	4,145,030
			22,818,342
United States — 10.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	02/10/31	5,000	4,682,868
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	8,047	8,416,363
4.850%	06/15/44	2,500	2,538,602
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	2,910	3,095,995
6.820%	11/15/37	619	834,986
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	5,760	6,175,717
4.400%	02/15/26	9,295	10,471,069

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	4,630	$4,592,395
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	02/08/51	4,295	3,930,277
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	4,417	4,123,539
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	2,155	1,992,870
Athene Global Funding,
Sec’d. Notes, 144A
2.500%	03/24/28	4,630	4,615,878
2.550%	06/29/25	2,061	2,135,120
Belrose Funding Trust,
Sr. Unsec’d. Notes, 144A
2.330%	08/15/30(a)	4,105	3,955,702
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	2,116	1,957,481
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26(a)	4,295	4,282,222
2.800%	03/01/27	2,445	2,491,438
3.625%	02/01/31(a)	4,580	4,789,696
7.950%	08/15/24	4,005	4,849,593
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	5,420	5,774,947
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	4,998	5,422,708
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	2,577	2,468,789
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	5,572	5,591,052
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.722%	02/15/30	4,630	4,673,492
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45	183	203,010
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)	4,630	4,701,883
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38	2,895	3,474,437
CMS Energy Corp.,
Jr. Sub. Notes
3.750%(ff)	12/01/50	4,645	4,620,331
Commonwealth Edison Co.,
First Mortgage
5.900%	03/15/36	2,120	2,830,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 06-E
5.700%	12/01/36	900	$1,145,373
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41	4,295	3,949,936
4.450%	02/15/26(a)	12,580	14,173,044
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	6,595	6,057,669
4.300%	03/25/28	1,038	1,178,252
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
2.150%	11/01/30(a)	4,260	3,940,376
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	4,280	4,567,889
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	05/31/25	3,372	3,769,071
DTE Electric Co.,
General Ref. Mortgage, Series A
1.900%	04/01/28	9,265	9,253,395
Sr. Sec’d. Notes
5.700%	10/01/37	1,119	1,436,056
Sr. Sec’d. Notes, Series A
6.625%	06/01/36	625	874,912
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	2,779	2,804,037
3.450%	04/15/51	1,777	1,817,432
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	2,362	2,297,728
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	420	457,045
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	5,040	5,119,860
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	3,002	4,232,456
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24	3,325	3,542,095
4.950%	05/15/28(a)	9,970	11,020,089
Energy Transfer Operating LP,
Gtd. Notes
6.500%	02/01/42(a)	3,600	4,294,312
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	9,285	9,105,808
First Horizon Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25(a)	11,500	12,630,267

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	9,631	$9,813,818
4.140%	02/15/23	10,615	11,016,387
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	1,705	1,667,736
GE Capital Funding LLC,
Gtd. Notes, 144A
4.550%	05/15/32(a)	6,350	7,300,377
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	2,055	2,363,115
Georgia Power Co.,
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	3,090	2,971,476
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	4,676	4,300,793
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,970	3,429,965
7.125%	03/15/33	2,480	3,195,961
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	4,955	4,583,753
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	3,367	4,098,081
Johnson & Johnson,
Sr. Unsec’d. Notes
2.450%	09/01/60	2,120	1,867,122
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.152%(c)	01/15/87	13,367	11,790,995
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	468	516,530
Kinder Morgan Energy Partners LP,
Gtd. Notes
7.500%	11/15/40	455	626,270
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32	1,982	2,601,415
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
2.549%(c)	05/17/66(a)	5,485	4,727,706
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/31	4,630	4,653,783
3.000%	10/15/50(a)	2,573	2,403,130
Massachusetts Institute of Technology,
Unsec’d. Notes, Series G
2.294%	07/01/51(a)	5,580	4,980,459
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	5,543	$9,328,909
MidAmerican Energy Co.,
First Mortgage
3.950%	08/01/47	3,968	4,395,692
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	12,230	13,406,410
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	5,475	5,830,543
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	4,845	5,696,310
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30(a)	4,245	4,172,060
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30(a)	8,045	7,717,457
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	5,020	5,376,453
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26(a)	6,793	8,742,939
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	4,530	4,837,221
Oracle Corp.,
Sr. Unsec’d. Notes
3.650%	03/25/41	2,685	2,718,060
Pacific Gas & Electric Co.,
First Mortgage
4.500%	12/15/41	860	830,884
4.550%	07/01/30(a)	3,675	3,987,849
4.950%	07/01/50	2,030	2,092,990
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,075	3,153,126
3.600%	06/01/29	2,810	2,937,428
4.150%	04/15/25	4,435	4,724,118
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.375%	07/29/49	3,662	3,792,135
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25(a)	15,080	16,553,113
6.650%	01/15/37	3,280	3,840,627
PPL Capital Funding, Inc.,
Gtd. Notes
5.000%	03/15/44	2,900	3,480,712
President & Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46(a)	992	1,051,138

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	3,421	$3,633,305
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41	1,492	1,519,616
STERIS Irish FinCo UnLtd. Co.,
Gtd. Notes
2.700%	03/15/31	4,555	4,517,818
3.750%	03/15/51	2,733	2,738,187
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50	1,708	2,473,240
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	04/01/31	4,375	4,372,417
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30	1,865	1,907,668
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	2,013	2,648,910
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	7,730	11,153,061
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	8,254	8,903,070
3.750%	04/15/27	6,695	7,313,336
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	538	689,956
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)	4,020	4,383,891
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	3,830	3,832,456
2.100%	03/22/28	4,607	4,621,923
2.875%	11/20/50	3,365	2,990,139
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	3,046	3,368,722
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	2,216	2,477,453
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	4,530	4,622,915
Walt Disney Co. (The),
Gtd. Notes
7.300%	04/30/28	985	1,295,454
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)	6,575	6,646,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6,512	$7,010,709
			528,055,243

Total Corporate Bonds (cost $593,562,569)			594,549,192
U.S. Government Agency Obligations — 5.6%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32	1,090	1,144,919
3.000%	01/01/32	835	884,225
3.000%	03/01/42	2,102	2,223,570
3.000%	09/01/46	1,224	1,301,535
3.000%	02/01/50	11,408	11,979,251
3.500%	12/01/30	1,064	1,136,069
3.500%	04/01/33	1,678	1,794,623
3.500%	02/01/44	1,429	1,562,478
3.500%	07/01/46	1,095	1,193,809
4.000%	05/01/44	425	468,677
4.000%	05/01/44	823	907,510
4.000%	08/01/44	451	500,377
4.000%	10/01/45	748	821,727
4.000%	01/01/47	231	253,879
4.000%	05/01/47	439	474,466
4.500%	12/01/45	215	240,785
4.500%	03/01/47	225	247,278
5.000%	08/01/48	1,027	1,137,383
5.000%	10/01/48	147	162,999
5.000%	07/01/49	513	566,748
Federal National Mortgage Assoc.
1.500%	11/01/50	21,526	20,813,889
2.000%	08/01/50	10,853	10,840,161
2.000%	08/01/50	17,532	17,614,109
2.000%	02/01/51	19,051	19,087,998
2.500%	11/01/31	4,347	4,557,440
2.500%	10/01/34	1,459	1,518,210
2.500%	07/01/40	7,201	7,418,664
2.500%	07/01/50	4,731	4,887,190
2.500%	07/01/50	5,502	5,690,307
2.500%	09/01/50	6,784	7,043,111
2.500%	12/01/50	19,375	19,955,994
2.500%	03/01/51	2,100	2,161,238
3.000%	04/01/32	932	994,233
3.000%	12/01/41	1,554	1,632,102
3.000%	11/01/42	2,429	2,582,439
3.000%	05/01/43	977	1,038,809
3.000%	10/01/44	1,176	1,227,597
3.000%	09/01/49	14,852	15,653,938
3.000%	12/01/49	2,215	2,327,387
3.000%	12/01/49	13,038	13,562,418
3.000%	03/01/50	11,309	11,892,512
3.000%	05/01/50	12,824	13,339,139
3.000%	07/01/50	4,293	4,524,377
3.500%	06/01/42	1,792	1,937,774
3.500%	10/01/43	1,015	1,095,908
3.500%	10/01/45	930	1,005,080

A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/46	5,761	$6,232,123
3.500%	12/01/46	1,164	1,265,360
3.500%	04/01/47	1,210	1,300,716
3.500%	04/01/47	1,914	2,067,053
3.500%	03/01/48	9,929	10,701,738
3.500%	09/01/49	778	821,575
4.000%	11/01/44	363	402,100
4.000%	02/01/45	1,487	1,645,565
4.000%	11/01/45	65	70,865
4.000%	07/01/46	350	385,531
4.000%	01/01/47	221	238,880
4.000%	04/01/47	457	498,327
4.000%	04/01/47	469	507,236
4.000%	07/01/47	2,164	2,341,789
4.000%	04/01/48	1,895	2,038,008
4.500%	11/01/40	268	298,200
4.500%	10/01/45	2,411	2,737,327
4.500%	02/01/46	993	1,108,214
4.500%	11/01/47	1,002	1,111,966
4.500%	05/01/48	1,674	1,820,408
4.500%	08/01/48	3,065	3,331,230
Government National Mortgage Assoc.
2.000%	12/20/50	7,570	7,668,257
3.000%	05/20/43	1,245	1,324,999
3.000%	04/20/45	1,232	1,306,598
3.000%	02/20/47	1,216	1,286,131
3.000%	01/20/50	1,751	1,833,284
4.000%	03/20/48	2,733	2,985,001
4.000%	09/20/48	1,594	1,718,479
4.500%	07/20/48	1,383	1,511,713

Total U.S. Government Agency Obligations (cost $283,076,694)			283,963,005
U.S. Treasury Obligations — 4.2%
U.S. Treasury Bonds
1.625%	11/15/50	55,605	46,386,733
1.875%	02/15/41	31,545	29,381,210
U.S. Treasury Notes
0.125%	02/15/24	34,748	34,560,687
0.750%	03/31/26	85,496	84,741,231
1.125%	02/15/31	21,627	20,434,136

Total U.S. Treasury Obligations (cost $217,363,495)			215,503,997

Total Long-Term Investments (cost $3,973,223,911)			4,751,932,438

Shares
Short-Term Investments — 9.9%
Affiliated Mutual Funds — 7.6%
PGIM Core Ultra Short Bond Fund(wa)	202,593,823	202,593,823
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $181,903,325; includes $181,883,059 of cash collateral for securities on loan)(b)(wa)	181,983,725	$181,892,733

Total Affiliated Mutual Funds (cost $384,497,148)		384,486,556

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 2.3%
U.S. Treasury Bills
0.081%	07/15/21(k)	70,000	69,997,656
0.060%	08/12/21	50,000	49,996,829

Total U.S. Treasury Obligations (cost $119,972,481)				119,994,485

Total Short-Term Investments (cost $504,469,629)				504,481,041

TOTAL INVESTMENTS—103.4% (cost $4,477,693,540)				5,256,413,479

Liabilities in excess of other assets(z) — (3.4)%				(173,173,874)

Net Assets — 100.0%				$5,083,239,605

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $178,432,699; cash collateral of $181,883,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,246	2 Year U.S. Treasury Notes	Jun. 2021	$275,025,296	$(260,395)
850	5 Year U.S. Treasury Notes	Jun. 2021	104,888,674	(1,254,117)
280	20 Year U.S. Treasury Bonds	Jun. 2021	43,286,250	(1,735,024)
465	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	84,266,719	(2,777,714)
650	Australian Dollar Currency	Jun. 2021	49,409,750	(1,133,252)
600	British Pound Currency	Jun. 2021	51,678,750	(798,874)
650	Canadian Dollar Currency	Jun. 2021	51,720,500	(68,933)
1,720	E-Mini Russell 1000 Index	Jun. 2021	128,019,600	(292,400)
576	Euro STOXX 50 Index	Jun. 2021	26,113,871	529,336
116	FTSE 100 Index	Jun. 2021	10,681,696	(80,417)
1,567	Mini MSCI Emerging Markets Index	Jun. 2021	103,617,875	(1,999,570)
604	S&P 500 E-Mini Index	Jun. 2021	119,815,480	277,206
217	TOPIX Index	Jun. 2021	38,294,694	1,007,156
				(8,586,998)
Short Positions:
2,170	10 Year U.S. Treasury Notes	Jun. 2021	284,134,375	4,180,005
395	10 Year U.S. Ultra Treasury Notes	Jun. 2021	56,756,563	1,452,942
775	Japanese Yen Currency	Jun. 2021	87,531,406	557,218
481	Mini MSCI EAFE Index	Jun. 2021	52,717,600	475,685
922	Russell 2000 E-Mini Index	Jun. 2021	102,457,250	6,134,032
				12,799,882
				$4,212,884
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Citigroup, Inc.	06/20/26	1.000%(Q)	26,900	$(601,592)	$(598,923)	$2,669
Energy Transfer LP	06/20/26	1.000%(Q)	8,435	185,495	125,127	(60,368)
Halliburton Co.	06/20/26	1.000%(Q)	13,525	33,650	(26,542)	(60,192)
Hess Corp.	06/20/26	1.000%(Q)	13,715	393,153	249,524	(143,629)
IBM Corp.	06/20/26	1.000%(Q)	10,795	(316,396)	(337,570)	(21,174)
Lincoln National Corp.	06/20/26	1.000%(Q)	8,040	(64,553)	(73,408)	(8,855)
Morgan Stanley	06/20/26	1.000%(Q)	11,635	(223,952)	(237,726)	(13,774)
Simon Property Group LP	06/20/26	1.000%(Q)	17,720	17,643	(57,831)	(75,474)
A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
				$(576,552)	$(957,349)	$(380,797)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index (T)	–	Societe Generale	6/17/21	(30,000)	$(823,137)	$—	$(823,137)
Bloomberg Commodity Index 6 Month Forward (T)	–	Societe Generale	6/17/21	30,000	880,057	—	880,057
Custom Commodity Basket Swap (T)	–	UBS AG	4/13/21	200	51,295	—	51,295
					$108,215	$—	$108,215
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16